Derivative Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	$ (199)	$ (227)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)	1	(2)
Long-term debt
Amounts recorded in the Consolidated Balance Sheet related to cumulative basis adjustments for fair value hedges
Carrying amount of the hedged item	(6,216)	(508)
Cumulative hedging adjustments included in the carrying amount-assets/(liabilities)	72	(309)
Hedging adjustments on discontinued hedging relationships	$ (250)	$ (302)